NOTE 16 - Financial Instruments and Risk Management: Schedule of Foreign currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Denomination USD
Foreign Currency Denominated Assets - Cash and cash equivalents	$ 21,750	$ 2,279
Foreign Currency Denominated Assets - Trade accounts receivable	1,377	506
Foreign Currency Denominated Assets - Other accounts receivable	0	0
Foreign Currency Denominated Assets - Restricted cash	10	11
Foreign Currency Denominated Assets	23,137	2,796
Foreign Currency Denominated Liabilities - Trade accounts payable and Accrued liabilities	1,436	1,496
Foreign Currency Denominated Liabilities - Other accounts payable	296	1,049
Foreign Currency Denominated Liabilities - Loans	2,569	3,373
Foreign Currency Denominated Liabilities - Liability and Provision for Agricultural Research Organization	2,540	0
Foreign Currency Denominated Liabilities - Lease liabilities	0	0
Foreign Currency Denominated Liabilities	6,841	5,918
Denomination Euro
Foreign Currency Denominated Assets - Cash and cash equivalents	5	84
Foreign Currency Denominated Assets - Trade accounts receivable	0	0
Foreign Currency Denominated Assets - Other accounts receivable	0	0
Foreign Currency Denominated Assets - Restricted cash	0	0
Foreign Currency Denominated Assets	5	84
Foreign Currency Denominated Liabilities - Trade accounts payable and Accrued liabilities	108	99
Foreign Currency Denominated Liabilities - Other accounts payable	20	169
Foreign Currency Denominated Liabilities - Loans	0	532
Foreign Currency Denominated Liabilities - Liability and Provision for Agricultural Research Organization	0	0
Foreign Currency Denominated Liabilities - Lease liabilities	0	0
Foreign Currency Denominated Liabilities	128	800
Denomination CAD
Foreign Currency Denominated Assets - Cash and cash equivalents	1,270	27
Foreign Currency Denominated Assets - Trade accounts receivable	604	610
Foreign Currency Denominated Assets - Other accounts receivable	10	13
Foreign Currency Denominated Assets - Restricted cash	423	360
Foreign Currency Denominated Assets	2,307	1,010
Foreign Currency Denominated Liabilities - Trade accounts payable and Accrued liabilities	1,469	2,331
Foreign Currency Denominated Liabilities - Other accounts payable	1,752	1,107
Foreign Currency Denominated Liabilities - Loans	0	0
Foreign Currency Denominated Liabilities - Liability and Provision for Agricultural Research Organization	0	2,696
Foreign Currency Denominated Liabilities - Lease liabilities	11,535	9,913
Foreign Currency Denominated Liabilities	14,756	16,047
Denomination NIS
Foreign Currency Denominated Assets - Cash and cash equivalents	23,025	2,390
Foreign Currency Denominated Assets - Trade accounts receivable	1,981	1,116
Foreign Currency Denominated Assets - Other accounts receivable	10	13
Foreign Currency Denominated Assets - Restricted cash	433	371
Foreign Currency Denominated Assets	25,449	3,890
Foreign Currency Denominated Liabilities - Trade accounts payable and Accrued liabilities	3,013	3,926
Foreign Currency Denominated Liabilities - Other accounts payable	2,068	2,325
Foreign Currency Denominated Liabilities - Loans	2,569	3,905
Foreign Currency Denominated Liabilities - Liability and Provision for Agricultural Research Organization	2,540	2,696
Foreign Currency Denominated Liabilities - Lease liabilities	11,535	9,913
Foreign Currency Denominated Liabilities	$ 21,725	$ 22,765